Quarterly Results (Unaudited) - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments	$ 3,830			$ (3,736)		$ 3,481	$ 475	$ 3,935	$ 1,881	$ 0
Operating expense reimbursements	1,460			1,834		4,903	4,371	10,712	5,225	$ 51
Accounting Errors for Accrued Operating Expense Reimbursement Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Operating expense reimbursements		$ 1,000	$ 300	300	$ 400
Reversal of Recognized Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Operating expense reimbursements		$ (1,000)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments	$ 3,800			(3,700)		$ 3,500	500	$ 3,900	$ 1,900
As originally reported
Derivative Instruments, Gain (Loss) [Line Items]
Gains included in other comprehensive income (loss)				$ 600	500
Revisions | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gains included in other comprehensive income (loss)					$ 500		$ 500
Gains on derivative instruments			$ 1,100